FAIR VALUE INFORMATION	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
FAIR VALUE INFORMATION

NOTE 31 — FAIR VALUE INFORMATION

Fair value hierarchy

The table below analyses assets and liabilities carried at fair value. The different levels are defined as follows:

Level 1: Quoted unadjusted prices in active markets for identical assets or liabilities that the Company can access at measurement date.

Level 2: Inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.

Level 3: Unobservable inputs for the asset or liability.

As of December 31, 2023 and 2022, the Company’s financial assets and liabilities by level within the fair value hierarchy are as follows:

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS
Cash and Restricted Cash	$1,325,779	$—	$—	$1,325,779

FINANCIAL LIABILITIES
Contingent liabilities	—	—	3,714,000	3,714,000

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS
Cash and Restricted Cash	$16,829,385	$—	$—	$16,829,385

FINANCIAL LIABILITIES
Contingent liabilities	—	—	36,488,594	36,488,594